Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of June 30, 2023	As of December 31, 2022
Operating lease right-of-use asset	$3,021	$4,675
Accrued rent	648	817

Total operating lease right-of-use asset, net	$2,373	$3,858

Short-term operating lease liabilities	2,356	3,050
Long-term operating lease liabilities	665	1,625

Total operating lease liabilities	$3,021	$4,675
Supplemental cash flow information related to leases was as follows (in thousands):

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	$1,715	$1,604